Note 12 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
[US$ thousands]	Goodwill	Customer relationships	Technology	Trademarks	Other intangible assets	Total
Cost
As of January 1, 2019	421,578	40,700	18,677	70,600	2,047	553,602
Additions (1)	-	-	3,545	-	-	3,545
Disposals	-	-	-	-	-	-
Exchange differences	-	-	-	-	-	-
As of December 31, 2019	421,578	40,700	22,222	70,600	2,047	557,147

Additions (1)	-	-	6,553	-	2,287	8,840
Additions from business combination (2)	2,998	32	1,695	-	-	4,725
Disposals	-	-	-	-	-	-
Exchange differences	385	-	187	-	114	686
As of December 31, 2020	424,961	40,732	30,657	70,600	4,448	571,398

Amortization and impairment
As of January 1, 2019	-	6,457	8,122	-	2,002	16,581
Amortization for the year	-	2,980	5,203	-	2	8,185
Disposals	-	-	-	-	-	-
Exchange differences	-	-	-	-	(4)	(4)
As of December 31, 2019	-	9,437	13,325	-	2,000	24,762

Amortization for the year	-	3,013	6,674	-	2	9,689
Disposals	-	-	-	-	-	-
Exchange differences	-	(1)	-	-	33	32
As of December 31, 2020	-	12,449	19,999	-	2,035	34,483

Net book value as of December 31, 2019	421,578	31,263	8,897	70,600	47	532,385
Net book value as of December 31, 2020	424,961	28,283	10,658	70,600	2,413	536,915

Disclosure of intangible assets with indefinite and definite useful life [text block]
	Goodwill	Customer relationships	Technology	Trademarks	Other intangible assets
Useful life	Indefinite	Up to 15 years	Up to 5 years	Indefinite	Up to 5 years
Amortization method		Straight-line	Straight-line		Straight-line